RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)																																																	1 Months Ended		9 Months Ended		12 Months Ended
	Aug. 06, 2021	Jul. 20, 2021	Dec. 19, 2020	Dec. 30, 2019	Jan. 22, 2016	Oct. 20, 2015	Aug. 19, 2015	Jul. 17, 2015	Jun. 15, 2015	Jun. 08, 2015	May 06, 2015	Apr. 21, 2015	Feb. 11, 2015	Dec. 23, 2014	Oct. 10, 2014	Aug. 26, 2014	Jul. 28, 2014	Jul. 18, 2014	Jun. 06, 2014	May 19, 2014	Apr. 24, 2014	Apr. 17, 2014	Apr. 07, 2014	Jan. 22, 2014	Jan. 02, 2014	Dec. 13, 2013	Dec. 02, 2013	Nov. 22, 2013	Nov. 20, 2013	Sep. 13, 2013	Aug. 26, 2013	Aug. 18, 2013	Jul. 30, 2013	Jul. 24, 2013	Jul. 23, 2013	Jul. 17, 2013	Jul. 12, 2013	Jul. 03, 2013	Jun. 26, 2013	Jun. 21, 2013	Jun. 14, 2013	May 24, 2013	May 15, 2013	Apr. 30, 2013	Apr. 22, 2013	Mar. 06, 2013	Feb. 28, 2013	Dec. 13, 2012	Dec. 30, 2019	Jan. 21, 2014	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 27, 2009
Related Party Transaction [Line Items]
Balance due to related parties			$ 3,540,405																																																		$ 0	$ 3,540,405
Accrued interest			434,345																																																		0	298,796
Cash																																																			$ 45,083		0
Debt due date																																							Oct. 05, 2019												Aug. 06, 2022
Accrued interest and accrued wages																																																					510,677
Notes payables	$ 100,000	$ 100,000																																					$ 388,376												$ 100,000		$ 0
Accrued interest rate per annum																																							5.00%												500.00%		500.00%
Debt term	12 months	12 months
Execution amount paid																																																			$ 186,069	$ 0
Money loaned to company by related party																																																			160,439	104,981	$ 177,513	108,192
Repayment of related party loans																																																			186,069		68,000	62,591
Due to Related Parties, Current																																																			83,883		109,513
Director [Member]
Related Party Transaction [Line Items]
Due to officers																																																					109,513	0
Officers [Member]
Related Party Transaction [Line Items]
Wages																																																			465,000	$ 510,000
Accrued wages																																																			$ 465,000		0
Notes Payable [Member]
Related Party Transaction [Line Items]
Accrued interest																																																					345,663	310,307
Notes payables																																																							$ 292,860
Accrued interest rate per annum	5.00%	5.00%
Due to Related Parties, Current																																																					0	298,796
Notes Payable [Member] | Trust and Shareholder [Member]
Related Party Transaction [Line Items]
Debt due date																			Jul. 15, 2021			Jul. 15, 2021	Jul. 15, 2021					Jul. 15, 2021								Jul. 15, 2021	Jul. 15, 2021						Jul. 15, 2021				Jul. 15, 2021		Jul. 15, 2021
Notes payables				$ 12,765											$ 24,000			$ 24,000	$ 24,000			$ 24,000	$ 24,000	$ 14,000				$ 83,877		$ 80,000	$ 80,000	$ 80,000		$ 80,000	$ 80,000	$ 83,877	$ 83,877						$ 83,877				$ 5,000		$ 12,765
Accrued interest rate per annum				6.00%											6.00%			6.00%	6.00%			6.00%	6.00%	6.00%				6.00%		6.00%	6.00%	6.00%		6.00%	6.00%	6.00%	6.00%						6.00%				6.00%		6.00%
Debt term																			8 months			8 months	8 months							8 months	8 months	8 months			8 months												8 months
Notes Payable Related Party One [Member]
Related Party Transaction [Line Items]
Balance due to related parties																																																					0
Accrued interest																																																					$ 0	$ 12,137
Debt due date																																																						Jul. 15, 2021
Accrued interest rate per annum																																																					5.00%	5.00%
Notes Payable Related Party Two [Member]
Related Party Transaction [Line Items]
Balance due to related parties																																																					$ 0
Accrued interest																																																					$ 0	$ 10,617
Debt due date																																																						Jul. 15, 2021
Accrued interest rate per annum																																																					5.00%	5.00%
Notes Payable Related Party Three [Member]
Related Party Transaction [Line Items]
Balance due to related parties																																																					$ 0
Accrued interest																																																					$ 0	$ 9,471
Debt due date																																																						Jul. 15, 2021
Accrued interest rate per annum																																																					5.00%	5.00%
Notes Payable Related Party Four [Member]
Related Party Transaction [Line Items]
Balance due to related parties																																																					$ 0
Accrued interest																																																					$ 0	$ 2,050
Debt due date																																																					Jul. 15, 2021	Jul. 15, 2021
Accrued interest rate per annum																																																					5.00%	5.00%
Notes Payable Related Party Five [Member]
Related Party Transaction [Line Items]
Balance due to related parties																																																					$ 0
Accrued interest																																																					$ 0	$ 0
Debt due date																																																					Jul. 15, 2021	Jul. 15, 2021
Notes payable related party																																																					$ 72,076
Accrued interest rate per annum																																																					5.00%	5.00%
Execution amount paid																																																					$ 7,924
Notes Payable Related Party Eight [Member]
Related Party Transaction [Line Items]
Balance due to related parties																																																					0
Accrued interest																																																					$ 0	$ 8,778
Debt due date																																																					Jul. 15, 2021	Jul. 15, 2021
Accrued interest rate per annum																																																					6.00%	6.00%
Notes Payable Related Party Nine [Member]
Related Party Transaction [Line Items]
Balance due to related parties																																																					$ 0
Accrued interest																																																					$ 0	$ 4,989
Debt due date																																																					Jul. 15, 2021	Jul. 15, 2021
Accrued interest rate per annum																																																					6.00%	6.00%
Notes Payable One [Member]
Related Party Transaction [Line Items]
Debt due date																																																			Oct. 05, 2018	Oct. 05, 2018	Oct. 05, 2018	Oct. 05, 2018
Accrued interest rate per annum																																																			5.00%		5.00%	5.00%
Notes Payable One [Member] | Trust and Shareholder [Member]
Related Party Transaction [Line Items]
Debt due date															Jul. 15, 2021
Notes payables															$ 5,000
Accrued interest rate per annum															6.00%
Debt term															8 months
Notes Payable Related Party Ten [Member]
Related Party Transaction [Line Items]
Balance due to related parties																																																					$ 0
Accrued interest																																																					$ 0	$ 8,448
Debt due date																																																					Jul. 15, 2021	Jul. 15, 2021
Accrued interest rate per annum																																																					6.00%	6.00%
Notes Payable Related Party Eleven [Member]
Related Party Transaction [Line Items]
Balance due to related parties																																																					$ 0
Accrued interest																																																					$ 0	$ 1,567
Debt due date																																																					Jul. 15, 2021	Jul. 15, 2021
Accrued interest rate per annum																																																					6.00%	6.00%
Notes Payable Related Party Twelve [Member]
Related Party Transaction [Line Items]
Balance due to related parties																																																					$ 0
Accrued interest																																																					$ 0	$ 0
Debt due date																																																					Jul. 15, 2021	Jul. 15, 2021
Accrued interest rate per annum																																																					6.00%	6.00%
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Balance due to related parties																																																					$ 0	$ 2,437,717
Accrued interest																																																					0	163,254
Cash				$ 2,016,672																																													$ 2,016,672
Notes payable bearing interest rate				5.00%																																													5.00%
Debt due date				Jul. 15, 2021
Accrued interest and accrued wages				$ 3,192,385
Due to officers				$ 400,223																																													$ 400,223
Money loaned to company by related party																																																					177,513	108,192
Repayment of related party loans																																																					68,000	62,591
President [Member]
Related Party Transaction [Line Items]
Balance due to related parties																																																					0	769,670
Accrued interest																																																					0	67,168
Notes payable bearing interest rate				5.00%																																													5.00%
Debt due date				Jul. 15, 2021
Accrued interest and accrued wages			$ 1,045,700
Notes payable related party				$ 563,000																																													$ 563,000
Individual And Board [Member] | Notes Payable [Member]
Related Party Transaction [Line Items]
Debt due date					Jul. 15, 2021	Jul. 15, 2021	Jul. 15, 2021	Jul. 15, 2021	Jul. 15, 2021	Jul. 15, 2021		Jul. 15, 2021	Jul. 15, 2021	Jul. 15, 2021		Jul. 15, 2021	Jul. 15, 2021	Jul. 15, 2021		Jul. 15, 2021	Jul. 15, 2021			Jul. 15, 2021	Jul. 15, 2021	Jul. 15, 2021	Jul. 15, 2021		Jul. 15, 2021				Jul. 15, 2021					Jul. 15, 2021		Jul. 15, 2021	Jul. 15, 2021	Jul. 15, 2021		Jul. 15, 2021	Jul. 15, 2021	Jul. 15, 2021		Jul. 15, 2021		Jul. 15, 2021
Notes payables					$ 34,800	$ 34,800	$ 34,800	$ 34,800	$ 34,800	$ 34,800	$ 34,800	$ 34,800	$ 34,800	$ 31,500		$ 31,500	$ 31,500			$ 31,500	$ 31,500				$ 31,500	$ 31,000	$ 31,000		$ 31,000				$ 31,000					$ 31,000		$ 31,000	$ 31,000	$ 31,000		$ 31,000	$ 31,000	$ 31,000		$ 19,000		$ 31,500
Accrued interest rate per annum					6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%		6.00%	6.00%			6.00%	6.00%				6.00%	6.00%	6.00%		6.00%				6.00%					6.00%		6.00%	6.00%	6.00%		6.00%	6.00%	6.00%		8.00%		6.00%
Debt term					8 months	8 months	8 months	8 months	8 months	8 months	8 months	8 months	8 months	8 months		8 months	8 months	8 months		8 months	8 months			8 months	8 months	8 months	8 months		8 months				8 months	8 months				8 months		8 months	8 months	8 months		8 months	8 months	8 months		8 months		8 months
Individual And Board [Member] | Notes Payable Related Party [Member]
Related Party Transaction [Line Items]
Balance due to related parties																																																					0
Accrued interest																																																					$ 0	$ 10,319
Share-based Payment Arrangement, Option [Member]
Related Party Transaction [Line Items]
Share conversion			4,500,664
Share-based Payment Arrangement, Option [Member] | Notes Payable Related Party One [Member]
Related Party Transaction [Line Items]
Share conversion			38,683
Share-based Payment Arrangement, Option [Member] | Notes Payable Related Party Two [Member]
Related Party Transaction [Line Items]
Share conversion			37,818
Share-based Payment Arrangement, Option [Member] | Notes Payable Related Party Three [Member]
Related Party Transaction [Line Items]
Share conversion			39,817
Share-based Payment Arrangement, Option [Member] | Notes Payable Related Party Four [Member]
Related Party Transaction [Line Items]
Share conversion			6,320
Share-based Payment Arrangement, Option [Member] | Notes Payable Related Party Five [Member]
Related Party Transaction [Line Items]
Share conversion			65,427
Share-based Payment Arrangement, Option [Member] | Notes Payable Related Party Eight [Member]
Related Party Transaction [Line Items]
Share conversion			83,765
Share-based Payment Arrangement, Option [Member] | Notes Payable Related Party Nine [Member]
Related Party Transaction [Line Items]
Share conversion			17,042
Share-based Payment Arrangement, Option [Member] | Notes Payable Related Party Ten [Member]
Related Party Transaction [Line Items]
Share conversion			29,124
Share-based Payment Arrangement, Option [Member] | Notes Payable Related Party Eleven [Member]
Related Party Transaction [Line Items]
Share conversion			5,900
Share-based Payment Arrangement, Option [Member] | Notes Payable Related Party Twelve [Member]
Related Party Transaction [Line Items]
Share conversion			11,587
Share-based Payment Arrangement, Option [Member] | Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Share conversion			3,080,781
Share-based Payment Arrangement, Option [Member] | President [Member]
Related Party Transaction [Line Items]
Share conversion			1,009,143
Share-based Payment Arrangement, Option [Member] | Individual And Board [Member]
Related Party Transaction [Line Items]
Share conversion			26,459
Common Stock [Member]
Related Party Transaction [Line Items]
Share conversion			4,663,705
Common Stock [Member] | Notes Payable Related Party One [Member]
Related Party Transaction [Line Items]
Share conversion			44,532
Common Stock [Member] | Notes Payable Related Party Two [Member]
Related Party Transaction [Line Items]
Share conversion			43,536
Common Stock [Member] | Notes Payable Related Party Three [Member]
Related Party Transaction [Line Items]
Share conversion			45,837
Common Stock [Member] | Notes Payable Related Party Four [Member]
Related Party Transaction [Line Items]
Share conversion			7,275
Common Stock [Member] | Notes Payable Related Party Five [Member]
Related Party Transaction [Line Items]
Share conversion			75,319
Common Stock [Member] | Notes Payable Related Party Eight [Member]
Related Party Transaction [Line Items]
Share conversion			96,430
Common Stock [Member] | Notes Payable Related Party Nine [Member]
Related Party Transaction [Line Items]
Share conversion			19,619
Common Stock [Member] | Notes Payable Related Party Ten [Member]
Related Party Transaction [Line Items]
Share conversion			33,528
Common Stock [Member] | Notes Payable Related Party Eleven [Member]
Related Party Transaction [Line Items]
Share conversion			6,792
Common Stock [Member] | Notes Payable Related Party Twelve [Member]
Related Party Transaction [Line Items]
Share conversion			13,339
Common Stock [Member] | Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Share conversion			3,192,385
Common Stock [Member] | President [Member]
Related Party Transaction [Line Items]
Share conversion			1,045,700
Common Stock [Member] | Individual And Board [Member]
Related Party Transaction [Line Items]
Share conversion			30,459